Provisions - Summary of Silicosis Settlement Costs (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) company	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 ZAR (R) company
Reconciliation of changes in other provisions [abstract]
Balance at the beginning of the year	$ 5.1		$ 10.5
Changes in estimates	(0.3)		(4.1)
Unwinding of provision recognised as finance expense	0.6		0.9
Payment	(0.4)		(1.3)
Translation	(0.1)		(0.9)
Balance at end of the year	4.9		5.1
Current portion of silicosis settlement costs	(0.8)		(0.2)
Non-current portion of silicosis settlement costs	4.1		4.9
Silicosis
Reconciliation of changes in other provisions [abstract]
Balance at the beginning of the year	5.1	R 93.8
Balance at end of the year	$ 4.9	92.0	5.1
Number of gold mining companies | company	6			6
Silicosis
Reconciliation of changes in other provisions [abstract]
Balance at the beginning of the year	$ 5.1	93.8
Balance at end of the year	4.9	R 92.0	5.1
Current portion of silicosis settlement costs	(0.8)		(0.2)
Non-current portion of silicosis settlement costs	4.1		$ 4.9
Nominal Amount Provision For Silicosis Settlement Costs	$ 6.3			R 119.1
Silicosis | Other investment
Reconciliation of changes in other provisions [abstract]
– Discount rate	9.02%		9.27%	9.02%